Operating Assets and Liabilities - Depreciation, amortization, and impairments are included in the income statement (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	kr 69	kr 37	kr 26
General and administrative expenses	10	3	2
Total	79	40	28
Intangible assets other than goodwill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Research and development expenses	131	99	60
Total	kr 131	kr 99	kr 60